FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
5.	FAIR VALUE MEASUREMENT

The €(32,906) thousand ‘FV measurement, net’ component of the financial result for the six months ended June 30, 2026 breaks down by instrument as follows:

in € thousand	Amount
Change in FV of Pegasus Warrants	(7,082)
Group 14 shares FX valuation	265
XJ Harbour derivatives – realized (positions derecognized in the period)	299
XJ Harbour derivatives – unrealized	132
Change in FV of the XJ Liability (through Jan 16, 2026, pre-conversion)	(25,114)
2028 Convertible Notes – Warrants, FV re-measurement	1,908
2028 Convertible Notes – Conversion option, FV re-measurement (unrealized)	(539)
2028 Convertible Notes – Day-1 loss deferral amortization	(1,835)
2025 Convertible Loan – warrants and conversion option, FV re-measurement	(1)
2025 Convertible Loan – Day-1 loss deferral amortization	(339)
Debt-to-equity swap – 20% discount Christine Schmid	(600)
Total FV measurement, net	(32,906)

In H1 2025 the only change in fair value measurement was that of Pegasus Warrants resulting in a loss of € 322 thousand.

Pegasus Warrants are publicly traded on Nasdaq (ticker: SHMDW) and are classified as Level 1 in the fair value hierarchy, being valued at quoted market price with no valuation model involved. Fair value was €33,175 thousand as of June 30, 2026 (December 31,

2025: €26,094 thousand), based on a quoted price of $1.80 per warrant (December 31, 2025: $1.46) and 21,000,000 warrants outstanding.

The XJ Liability is an obligation to deliver a fixed number of the Company’s own common shares (Nasdaq: SHMD) to XJ Harbour under a subscription and payoff agreement dated November 12, 2025. It is measured at fair value as the number of shares to be delivered multiplied by the quoted closing price of the Company’s common stock, translated to EUR at the ECB reference rate, and is classified as Level 2 in the fair value hierarchy. Fair value was €89,382 thousand as of January 16, 2026 (the settlement date, based on a share price of $8.28 and 12,548,539 shares), up from €64,267 thousand as of December 31, 2025 (share price $6.195). The liability was settled in full through delivery of shares on that date.

The 2025 Convertible Loan warrants (expiring in December 2030), the 2025 Convertible Loan embedded conversion option (expiring in March 2027), the XJ Share Price Protection (a protective put, expiring in November 2027), and the 2028 Convertible Notes warrants and embedded conversion option (expiring in January 2028 and December 2028, respectively) are all classified as Level 3, as their valuations depend on significant unobservable inputs — implied volatility of the Company’s own thinly traded shares, a calibrated discount/interest rate, and a Company-specific credit spread. Key inputs as of June 30, 2026:

Level 3 instrument	Key inputs (Jun 30, 2026)	Fair value (€ thousand)
2025 Convertible Loan Warrants (1,250,000 outstanding)	Share price $6.26; strike $4.1956; volatility 91.2%; risk-free rate 3.9%	5,335
2025 Convertible Loan Conversion Option ($2.5 million nominal)	Conversion price $2.15; calibrated rate 79.7%; CDS spread 14.8%	3,350
XJ Share Price Protection (10,162,575 options)	Share price $6.26; strike $0.215; volatility 91.2%; risk-free rate 4.0%	1,313
2028 Convertible Notes Warrants	Share price $6.26; strike $8.01; volatility 111.7%; risk-free rate 4.0%	12,195
2028 Convertible Notes Option (combined tranches)	Conversion price $8.0125/VWAP; calibrated rate 68.5%; CDS spread 24.8%	6,307

The Company’s investment in Group 14 shares is classified as Level 3, as the shares are unlisted and not traded in an active market. The investment was valued in 2025 based on the price of a recent capital increase (a recent-transaction-price approach). No capital increase or other transaction event occurred in H1 2026, so the shares were not revalued in the period; the €265 thousand movement in the table above reflects foreign currency translation only.

The following table reconciles the opening (December 31, 2025) to closing (June 30, 2026) carrying amounts for all recurring fair value measurements categorized within Level 3 (no Level 3 instruments existed during the six months ended June 30, 2025):

Reconciliation of fair value Level 3 financial assets

		XJ Harbour price
in € thousand	Group 14 shares	protection cap	Total
01/01/2026	8,478	7,713	16,191
Settlements and changes from fair value remeasurement	265	(2,215)	(1,950)
06/30/2026	8,743	5,498	14,241

Reconciliation of fair value Level 3 financial liabilities

	Black Forest	Black Forest		Linden Conv.
in € thousand	Warrants	Conv. Option	Linden Warrants	Option	XJ Protection
01/01/2026	5,193	3,491	—	—	9,459
Additions	—	—	13,837	13,880	—
Settlements and changes from fair value remeasurement	142	(141)	(1,908)	(7,710)	(2,646)
06/30/2026	5,335	3,350	11,929	6,170	6,813

The above liabilities total €18,143 thousand at January 1, 2026 and €33,597 thousand at June 30, 2026.

During H1 2026, XJ Harbour sold 2,377,964 shares covered by the share price protection at prices above $2.15 per share. The protection attaching to those shares lapsed without any obligation to issue compensation shares, and the related derivative positions were derecognized. Of the total gain of €431 thousand recognized in respect of the XJ Harbour derivatives, €299 thousand relates to positions derecognized during the period and €132 thousand is unrealized.

The settlement of €8,249 thousand shown for the 2028 Convertible Notes embedded conversion option relates to the exercise of that option to convert $18.0 million of principal into SCHMID’s ordinary shares during the period, across nine separate conversions between March and June 2026. All other fair value changes recognized in the period relate to instruments held as of June 30, 2026, and are unrealized. All fair value changes are recognized in financial result.

Day-1 deferral items relating to warrants

No separate consideration was allocated to the Black Forest 2025 Warrants (issued December 18, 2025) or the 2028 Convertible Notes Warrants (issued January 21, 2026), as they formed part of broader financing arrangements and were not negotiated separately. The differences between their fair values at initial recognition and the transaction price of nil were deferred (Day-1 deferral items) rather than recognized immediately in profit or loss, and are amortized in finance expense on a straight-line basis over the contractual term of the respective warrants.

		2028
		Convertible
	Black Forest	Notes
in € thousand	2025 Warrants	Warrants
01/01/2026	3,394	—
Initial recognition	—	13,837
Amortized in finance expense due to the passage of time	(339)	(1,835)
06/30/2026	3,055	12,002

None of these deferral items existed during the six months ended June 30, 2025.